S000074770 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DoubleLine Opportunistic Core Bond ETF | DoubleLine Opportunistic Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.39%	3.11%	6.34%